ENVIRONMENTAL RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2021
ENVIRONMENTAL RECLAMATION PROVISION
ENVIRONMENTAL RECLAMATION PROVISION	The Company has an obligation to undertake decommissioning, restoration, rehabilitation and environmental work when environmental disturbance is caused by the exploration and development of a mineral property. Following the completion of the Stage 1 earn-in by Auteco, First Mining’s percentage ownership of its former subsidiary, PC Gold, was reduced from 100% to 49%, and the environmental reclamation provision, which was recorded as a liability in the PC Gold Inc. legal entity, was deconsolidated from First Mining financial statements.

	December 31, 2021	December 31, 2020
Balance, beginning of year	$3,383	$2,355
Additions to present value of environmental reclamation provision	-	1,200
Reclamation costs incurred	(250)	(200)
Interest or accretion expense	4	28
Deconsolidation of PC Gold Inc.	(3,137)	-
Balance, end of year	$-	$3,383

Statements of Financial Position Presentation	December 31, 2021	December 31, 2020
Current portion of environmental reclamation provision	$-	$250
Non-current environmental reclamation provision	-	3,133
Total	$-	$3,383